Financial Instrument Risk Management - Credit Risk Exposure By Internal Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Notional amount	$ 178,698	$ 162,948
Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	57,619	54,600
Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	1,861	2,100
Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,790	2,045
Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	49	50
Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	22	5
Gross carrying amount | Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	1,875	2,111
Gross carrying amount | Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,791	2,046
Gross carrying amount | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	49	50
Gross carrying amount | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	35	15
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	1,832	2,071
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,791	2,046
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	41	25
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	8	25
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	8	25
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	35	15
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	35	15
Gross carrying amount | FVOCI | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	2,525	1,948
Gross carrying amount | FVOCI | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2,490	1,889
Gross carrying amount | FVOCI | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	27	57
Gross carrying amount | FVOCI | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	8	2
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	2,447	1,818
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2,433	1,806
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	14	12
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	70	128
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	57	83
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	13	45
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	8	2
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	8	2
Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Notional amount	13,849	14,313
Gross carrying amount | FVOCI | Debt securities | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	13,829	14,223
Gross carrying amount | FVOCI | Debt securities | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	20	90
Gross carrying amount | FVOCI | Debt securities | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	13,667	13,888
Gross carrying amount | FVOCI | Debt securities | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	13,649	13,834
Gross carrying amount | FVOCI | Debt securities | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	18	54
Gross carrying amount | FVOCI | Debt securities | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	182	425
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	180	389
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2	36
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Accumulated impairment | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	62	57	$ 43
Accumulated impairment | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	6	8	4
Accumulated impairment | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1	0	0
Accumulated impairment | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	55	49	39
Accumulated impairment | Debt securities
Disclosure of credit risk exposure [line items]
Notional amount	26	32	32
Accumulated impairment | Debt securities | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	25	30	30
Accumulated impairment | Debt securities | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1	2	2
Accumulated impairment | Debt securities | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0	$ 0
Accumulated impairment | Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	14	11
Accumulated impairment | Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1	1
Accumulated impairment | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Accumulated impairment | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	$ 13	$ 10